Board Compensation and Key Management Personnel - Summary of Average Exercise Price Per Share Held by the Members of the Supervisory Board (Detail)	12 Months Ended
	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares	Dec. 31, 2015 shares € / shares
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	193,866	185,128	113,890
Weighted average exercise price | € / shares	€ 9.61	€ 7.21	€ 4.93
Mark Iwicki [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	79,226	73,576	73,576
Weighted average exercise price | € / shares	€ 7.32	€ 6.57	€ 6.57
Wolfgang Berthold [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	24,040	26,724	14,168
Weighted average exercise price | € / shares	€ 8.90	€ 3.02	€ 1.93
Lionel Carnot [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	22,650	17,000
Weighted average exercise price | € / shares	€ 11.80	€ 8.87
John de Koning [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	22,650	17,000
Weighted average exercise price | € / shares	€ 11.80	€ 8.87
Anand Mehra [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	22,650	17,000
Weighted average exercise price | € / shares	€ 11.80	€ 8.87
Gregory Perry [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares	22,650	17,000
Weighted average exercise price | € / shares	€ 11.80	€ 8.87
Gabriele Dallmann [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares		16,828	4,272
Weighted average exercise price | € / shares		€ 3.24	€ 1.93
Gerard van Odijk [member]
Disclosure of options held by the members of supervisory board [line Items]
Number of options | shares			21,874
Weighted average exercise price | € / shares			€ 1.93